Financial Assets and Liabilities at Fair Value through Profit or Loss - Outstanding Forward Exchange Contracts for which Hedge Accounting Treatment is not Applied (Detail)
¥ in Millions, $ in Millions, $ in Millions
12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 JPY (¥)
Sell NT$ | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2021-01	2020-01
Sell NT$ | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2021-03	2020-06
Sell NT$ | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount	$ 144,698.0	$ 108,428.0
Sell JPY | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date		2020-01
Sell JPY | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date		2020-02
Sell JPY | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | ¥					¥ 57,471.6
Sell US$ | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2021-01	2020-01
Sell US$ | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2021-03	2020-03
Sell US$ | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount			$ 1,176.9	$ 529.2